Share-based payments - Movements and Weighted-average Exercise Price for Options Granted (Details) number in Millions	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 £ / shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 £ / shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2024 £ / shares	Dec. 31, 2023 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance (in shares)				25				23
Options granted, Granted (in shares)				8				5
Exercise of share options (in shares)				0				0
Options granted, Forfeited (in shares)				(5)				(3)
Options granted, Ending balance (in shares)				28				25		23	23
Options granted, Exercisable (in shares)	12	12	12	12	12	7	7	7	7			12	7
Weighted average contractual life (Months)	85 months
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price (in dollars per share)												£ 44.1
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price (in dollars per share)												£ 115.9
WWOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance (in shares)		650,825		1				2
Options granted, Granted (in shares)				0				0
Exercise of share options (in shares)				0				0
Options granted, Forfeited (in shares)				(1)				(1)
Options granted, Ending balance (in shares)		0		0		650,825		1		2	2
Options granted, Exercisable (in shares)	0	0	0	0	0	0	0	0	0			0	0
Exercise price (in dollars per share) | $ / shares						$ 102.67	$ 102.67	$ 102.67	$ 102.67
WSOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance (in shares)				24				21
Options granted, Granted (in shares)				8				5
Exercise of share options (in shares)				0				0
Options granted, Forfeited (in shares)				(4)				(2)
Options granted, Ending balance (in shares)				28				24		21	21
Options granted, Exercisable (in shares)	12	12	12	12	12	7	7	7	7			12	7
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise of share options (in shares) | shares						85,900
Weighted average contractual life (Months)	82 months
Ordinary shares | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price (in pound per share)												£ 7.07
Ordinary shares | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price (in pound per share)												17.06
Ordinary shares | WWOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise of share options (in shares) | shares		248,625								125,700	125,700
Weighted-average exercise price for options, 1 January (in pound per share)					£ 13				$ 13
Weighted-average exercise price for options, Granted (in pound per share)					0				0
Weighted-average exercise price for options, Exercised (in pound per share)					0				0
Weighted-average exercise price for options, Forfeited (in pound per share)					13				13
Weighted-average exercise price for options, Outstanding 31 December (in pound per share)					0				13		£ 13
Weighted-average exercise price for options, Exercisable (in pound per share)												0	£ 0
Ordinary shares | WSOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January (in pound per share)					10				10
Weighted-average exercise price for options, Granted (in pound per share)					8				0
Weighted-average exercise price for options, Exercised (in pound per share)					7				8
Weighted-average exercise price for options, Forfeited (in pound per share)					9				10
Weighted-average exercise price for options, Outstanding 31 December (in pound per share)					£ 9				$ 10		£ 10
Weighted-average exercise price for options, Exercisable (in pound per share)												£ 11	£ 0
American depository receipts | WWOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January (in dollars per share) | $ / shares			$ 103				$ 106
Weighted-average exercise price for options, Granted (in dollars per share) | $ / shares			0				0
Weighted-average exercise price for options, Granted (in dollars per share) | $ / shares			0				0
Weighted-average exercise price for options, Forfeited (in dollars per share) | $ / shares			103				110
Weighted-average exercise price for options, Outstanding 31 December (in dollars per share) | $ / shares			0				103			$ 106
Weighted-average exercise price for options, Exercisable (in dollars per share) | $ / shares	$ 0	$ 0	0	$ 0	£ 0	$ 0	0	$ 0	$ 0
American depository receipts | WSOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January (in dollars per share) | $ / shares			63				68
Weighted-average exercise price for options, Granted (in dollars per share) | $ / shares			54				0
Weighted-average exercise price for options, Granted (in dollars per share) | $ / shares			45				49
Weighted-average exercise price for options, Forfeited (in dollars per share) | $ / shares			61				66
Weighted-average exercise price for options, Outstanding 31 December (in dollars per share) | $ / shares			61				63			$ 68
Weighted-average exercise price for options, Exercisable (in dollars per share) | $ / shares	$ 73	$ 73	$ 73	$ 73	£ 73	$ 44	$ 44	$ 44	$ 44